ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

June 9, 2014	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (formerly Managers AMG Funds) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on May 16, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-203115), to the Prospectus for AMG SouthernSun Small Cap Fund dated March 31, 2014 and the Prospectus for AMG SouthernSun U.S. Equity Fund dated March 31, 2014.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda